Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax (benefit) expense	$ (118,587)	$ (76,374)
Deferred Income Tax Charges [Member]
Depreciation	22,316	66,603
Mortgage servicing rights	(7,377)	(5,129)
Deferred compensation	0	2,246
Bad debts	(209,783)	(105,372)
Limited partnership amortization	61,442	57,387
Investment in CFS Partners	(90,527)	35,651
Deferred SBA PPP fees	102,702	(108,668)
Prepaid expenses	34,467	(5,384)
Other	(31,827)	(13,708)
Deferred tax (benefit) expense	$ (118,587)	$ (76,374)